Significant accounting estimates, assumptions and judgments - Additional Information (Detail) € / shares in Units, € in Thousands		1 Months Ended	6 Months Ended		12 Months Ended			20 Months Ended
	Jul. 28, 2021 EUR (€)	Dec. 31, 2019 EUR (€)	Jun. 30, 2022 EUR (€) € / shares shares	Jun. 30, 2021 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Jul. 27, 2022	Jun. 30, 2022 $ / shares	Jun. 07, 2022	Apr. 22, 2021	Mar. 26, 2021	Dec. 31, 2018 EUR (€)
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Cash and cash equivalents		€ 21,277	€ 29,775	€ 6,010	€ 24,652	€ 8,274	€ 21,277	€ 21,277						€ 1,211
Number of shares issued | shares				100	100	100
Par value per share | € / shares				€ 1	€ 1	€ 1
Share capital			32,061		€ 1	€ 1
Percentage of voting equity interests acquired					100.00%								100.00%
Deferred tax assets		4,837			€ 8,209	4,573	4,837	4,837
Impairments of property, plant and equipment			545	€ 0	354	466	272
Reversal of impairments loss			122	€ 0	€ 381	0	0
Spartan Merger [Member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Cash and cash equivalents			€ 136,000
Number of days warrants being exercisable after the closing date of the BCA			30 days
MOMA company [Member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Percentage of voting equity interests acquired													8.50%
MOMA company [Member] | Major business combination [member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Percentage of voting equity interests acquired											100.00%
Third Party Company [Member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Percentage of voting equity interests acquired													42.00%
Ordinary shares [member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Par value per share | € / shares			€ 0.12		€ 1
Share capital			€ 28,312		€ 100	100
Ordinary shares [member] | Spartan Merger [Member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Number of shares issued | shares			15,000,000
Par value per share | $ / shares										$ 0.12
Chargers [Member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Percentage of up time an equipment being functional without technical issues					95.00%
Impairments of property, plant and equipment					€ 354	466	272
Reversal of impairments loss					381	0	0
DE And BE [Member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Deferred tax assets					570
GERMANY
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Deferred tax assets						722
Consultancy Firm [Member] | Madeline [Member] | Amendment To Special Fees Agreement [Member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Amended agreement provides right to subscribe additional shares percentage of share capital as A consideration for services after completion of listing												5.00%
Mega E [Member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Consideration paid (received)	€ 0	0
Share capital	€ 9,456	€ 100					€ 100	€ 100
Percentage of voting equity interests acquired	100.00%
Percentage of shares and voting rights held	100.00%							100.00%
Mega E [Member] | Major business combination [member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Percentage of voting equity interests acquired									51.00%
Mega E [Member] | Call Option Agreement [Member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Percentage of voting equity interests acquired	100.00%
Computer software [member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Carrying value of capitalized development costs					€ 4,198	€ 3,812
Useful life measured as period of time, intangible assets other than goodwill					3 years
Description of useful life intangible assets other than goodwill					actual useful life may be shorter or longer than three years, depending on innovations, market developments and competitor actions.